STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Dividends	$ 191,645
Net appreciation in fair value of investments	358,174
Total investment income	549,819
Interest income on notes receivable from participants	45,992
Contributions
Participants	440,541
Employer	184,464
Total contributions	625,005
Total additions	1,220,816
Deductions from net assets available for benefits attributed to:
Benefits paid to participants	600,840
Administrative expenses	8,911
Total deductions	609,751
Net increase in net assets available for benefits	611,065
Net assets available for benefits
Beginning of year	5,668,099
End of year	$ 6,279,164